CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Total Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balances at the beginning at Dec. 31, 2017	$ 162,317,582
Balances at the beginning (in shares) at Dec. 31, 2017	24,796,531
Increase (Decrease) in Convertible Preferred Stock
Issuance of preferred stock for cash	$ 65,000,025
Issuance of preferred stock for cash (in shares)	8,449,486
Issuance of preferred stock for conversion of convertible promissory notes	$ 46,983,907
Issuance of preferred stock for conversion of convertible promissory notes (in shares)	2,205,650
Preferred stock issuance costs	$ (2,342,406)
Preferred stock remeasurement	(907,596)
Balances at the end at Dec. 31, 2018	$ 271,051,511
Balances at the end (in shares) at Dec. 31, 2018	35,451,667
Balances at the beginning at Dec. 31, 2017		$ 97	$ 2,488,996	$ (165,261,089)	$ (162,771,996)
Balances at the beginning (in shares) at Dec. 31, 2017		9,630,872
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			1,329,616		1,329,616
Exercises of common stock options		$ 1	85,890		85,891
Exercises of common stock options (in shares)		91,209
Preferred stock remeasurement			907,596		907,596
Other adjustments			1	(1)
Net loss				(50,325,820)	(50,325,820)
Balances at the end at Dec. 31, 2018		$ 98	4,812,099	(215,586,910)	(210,774,713)
Balances at the end (in shares) at Dec. 31, 2018		9,722,081
Increase (Decrease) in Convertible Preferred Stock
Issuance of preferred stock for cash	$ 10,000,000
Issuance of preferred stock for cash (in shares)	915,038
Preferred stock issuance costs	$ (21,308)
Preferred stock remeasurement	1,155,122
Other adjustments	1
Balances at the end at Dec. 31, 2019	$ 282,185,326				$ 282,185,326
Balances at the end (in shares) at Dec. 31, 2019	36,366,705				36,366,705
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			2,286,349		$ 2,286,349
Exercises of common stock options		$ 1	102,319		102,320
Exercises of common stock options (in shares)		111,482
Preferred stock remeasurement			(1,155,122)		(1,155,122)
Other adjustments			(1)		(1)
Net loss				(65,402,000)	(65,402,000)
Balances at the end at Dec. 31, 2019		$ 99	6,045,644	(280,988,910)	(274,943,167)
Balances at the end (in shares) at Dec. 31, 2019		9,833,563
Increase (Decrease) in Convertible Preferred Stock
Issuance of preferred stock for cash	$ 30,000,000
Issuance of preferred stock for cash (in shares)	4,233,043
Issuance of preferred stock for conversion of convertible promissory notes	$ 12,644,170
Issuance of preferred stock for conversion of convertible promissory notes (in shares)	1,783,768
Preferred stock issuance costs	$ (715,840)
Preferred stock remeasurement	(736,685)		736,685		736,685
Balances at the end at Sep. 30, 2020	$ 324,850,341
Balances at the end (in shares) at Sep. 30, 2020	42,383,516
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			1,535,662		1,535,662
Exercises of common stock options			45,242		45,242
Exercises of common stock options (in shares)		16,601
Other adjustments			(123)		(123)
Net loss				(27,090,243)	(27,090,243)
Balances at the end at Sep. 30, 2020		$ 99	6,889,740	(308,079,153)	(301,189,314)
Balances at the end (in shares) at Sep. 30, 2020		9,850,164
Balances at the beginning at Dec. 31, 2019	$ 282,185,326				$ 282,185,326
Balances at the beginning (in shares) at Dec. 31, 2019	36,366,705				36,366,705
Increase (Decrease) in Convertible Preferred Stock
Issuance of preferred stock for cash	$ 30,000,000
Issuance of preferred stock for cash (in shares)	4,233,043
Issuance of preferred stock for conversion of convertible promissory notes	$ 12,644,170
Issuance of preferred stock for conversion of convertible promissory notes (in shares)	1,783,768
Preferred stock issuance costs	$ (719,033)
Preferred stock remeasurement	1,090,294
Other adjustments	1
Balances at the end at Dec. 31, 2020	$ 325,200,758				$ 325,200,758
Balances at the end (in shares) at Dec. 31, 2020	42,383,516				42,383,516
Balances at the beginning at Dec. 31, 2019		$ 99	6,045,644	(280,988,910)	$ (274,943,167)
Balances at the beginning (in shares) at Dec. 31, 2019		9,833,563
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			1,956,009		1,956,009
Exercises of common stock options			71,758		71,758
Exercises of common stock options (in shares)		55,213
Preferred stock remeasurement			(1,090,294)		(1,090,294)
Other adjustments			(122)	(3)	(125)
Net loss				(34,436,576)	(34,436,576)
Balances at the end at Dec. 31, 2020		$ 99	6,982,996	(315,425,489)	(308,442,394)
Balances at the end (in shares) at Dec. 31, 2020		9,888,776
Balances at the beginning at Jun. 30, 2020	$ 324,310,870
Balances at the beginning (in shares) at Jun. 30, 2020	42,383,516
Increase (Decrease) in Convertible Preferred Stock
Preferred stock issuance costs	$ (712,435)
Preferred stock remeasurement	(1,255,312)		1,255,312		1,255,312
Other adjustments	(3,406)
Balances at the end at Sep. 30, 2020	$ 324,850,341
Balances at the end (in shares) at Sep. 30, 2020	42,383,516
Balances at the beginning at Jun. 30, 2020		$ 99	7,694,585	(300,454,895)	(292,760,211)
Balances at the beginning (in shares) at Jun. 30, 2020		9,835,564
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			436,823		436,823
Exercises of common stock options			10,238		10,238
Exercises of common stock options (in shares)		14,600
Other adjustments			3,406	(2)	3,404
Net loss				(7,624,256)	(7,624,256)
Balances at the end at Sep. 30, 2020		$ 99	6,889,740	(308,079,153)	(301,189,314)
Balances at the end (in shares) at Sep. 30, 2020		9,850,164
Balances at the end at Dec. 31, 2020	$ 325,200,758				$ 325,200,758
Balances at the end (in shares) at Dec. 31, 2020	42,383,516				42,383,516
Balances at the end at Dec. 31, 2020		$ 99	6,982,996	(315,425,489)	$ (308,442,394)
Balances at the end (in shares) at Dec. 31, 2020		9,888,776
Balances at the beginning at Dec. 31, 2020	$ 325,200,758				$ 325,200,758
Balances at the beginning (in shares) at Dec. 31, 2020	42,383,516				42,383,516
Increase (Decrease) in Convertible Preferred Stock
Preferred stock remeasurement	$ 2,039,145		(2,039,145)		$ (2,039,145)
Balances at the end at Sep. 30, 2021	$ 323,161,613				$ 323,161,613
Balances at the end (in shares) at Sep. 30, 2021	42,383,516				42,383,516
Balances at the beginning at Dec. 31, 2020		$ 99	6,982,996	(315,425,489)	$ (308,442,394)
Balances at the beginning (in shares) at Dec. 31, 2020		9,888,776
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			1,214,140		1,214,140
Exercises of common stock options			331,373		331,373
Exercises of common stock options (in shares)		170,585
Other adjustments				2	2
Net loss				(30,300,971)	(30,300,971)
Balances at the end at Sep. 30, 2021		$ 99	10,567,654	(345,726,458)	(335,158,705)
Balances at the end (in shares) at Sep. 30, 2021		10,059,361
Balances at the end at Jun. 30, 2021	$ 323,868,831
Balances at the end (in shares) at Jun. 30, 2021	42,383,516
Balances at the end at Jun. 30, 2021		$ 99	9,256,634	(339,797,276)	(330,540,543)
Balances at the end (in shares) at Jun. 30, 2021		9,935,635
Increase (Decrease) in Convertible Preferred Stock
Preferred stock remeasurement	$ 707,219		(707,219)		(707,219)
Other adjustments	1
Balances at the end at Sep. 30, 2021	$ 323,161,613				$ 323,161,613
Balances at the end (in shares) at Sep. 30, 2021	42,383,516				42,383,516
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			359,656		$ 359,656
Exercises of common stock options			244,145		244,145
Exercises of common stock options (in shares)		123,726
Other adjustments				1	1
Net loss				(5,929,183)	(5,929,183)
Balances at the end at Sep. 30, 2021		$ 99	$ 10,567,654	$ (345,726,458)	$ (335,158,705)
Balances at the end (in shares) at Sep. 30, 2021		10,059,361